Shareholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vesting period	4 years
Total unrecognized compensation cost	$ 4,298	$ 3,964	$ 3,560
Minimum [Member]
Expiration period	6 years
Maximum [Member]
Expiration period	10 years
Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.18	$ 1.02	$ 1.32
Total intrinsic value of options exercised	$ 2,454	$ 6	$ 117
RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2.55
Weighted average period	1 year
Total unrecognized compensation cost	$ 3,893